Fees and Expenses - LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA	Sep. 30, 2025 USD ($)
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class F-1, Class F-2, Class F-3, Class T)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 49 of the prospectus and on page 91 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none
Other expenses	0.08	0.08	0.08	0.16	0.15	0.04
Total annual fund operating expenses	0.61	1.31	0.56	0.64	0.38	0.27
Fee waiver[2]	0.01	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after fee waiver	0.60	1.30	0.55	0.63	0.37	0.26

1 A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least October 1, 2026; provided, however, that if fund shareholders approve a new management fee structure at a special meeting of shareholders to be held on November 25, 2025, the waiver will be in effect until the new management fee structure is implemented. The waiver may only be modified or terminated with the approval of the fund’s board.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$310	$232	$305	$64	$38	$27		1 year	$132
3 years	439	414	424	204	121	86		3 years	414
5 years	581	717	554	356	212	151		5 years	717
10 years	992	1,385	933	797	479	342		10 years	1,385

Expense Example, No Redemption, By Year, Caption [Text]	For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$310	$232	$305	$64	$38	$27		1 year	$132
3 years	439	414	424	204	121	86		3 years	414
5 years	581	717	554	356	212	151		5 years	717
10 years	992	1,385	933	797	479	342		10 years	1,385

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	44.00%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class R-6)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	R-6
Management fees	0.23%
Distribution and/or service (12b-1) fees	none
Other expenses	0.04
Total annual fund operating expenses	0.27
Fee waiver*	0.01
Total annual fund operating expenses after fee waiver	0.26

* The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least October 1, 2026; provided, however, that if fund shareholders approve a new management fee structure at a special meeting of shareholders to be held on November 25, 2025, the waiver will be in effect until the new management fee structure is implemented. The waiver may only be modified or terminated with the approval of the fund’s board.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class	1 year	3 years	5 years	10 years
R-6	$27	$86	$151	$342

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	44.00%